Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Feb. 28, 2019	May 31, 2018	May 31, 2017
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 1,640,020	$ 1,726
Intangible Assets, Accumulated Amortization	(62,856)	(1,260)	$ (828)
Intangible Assets, Net	1,577,344	898
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	319,600	0
Intangible Assets, Accumulated Amortization	(15,981)	0
Intangible Assets, Net	303,619	0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	990,000	0
Intangible Assets, Accumulated Amortization	(24,750)	0
Intangible Assets, Net	965,250	0
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	301,000
Intangible Assets, Accumulated Amortization	(15,051)
Intangible Assets, Net	285,949
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	27,000	0
Intangible Assets, Accumulated Amortization	(6,750)	0
Intangible Assets, Net	20,250	0
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	2,600	1,726
Intangible Assets, Accumulated Amortization	(324)	(828)
Intangible Assets, Net	$ 2,276	898
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross		0
Intangible Assets, Accumulated Amortization		0
Intangible Assets, Net		$ 0